Supplemental Information	4 Months Ended
Apr. 21, 2014
Statement of Financial Position [Abstract]
Supplemental Balance Sheet Disclosures
Supplemental Information
Property and equipment, net consists of the following (in thousands):

	April 21, 2014	December 30, 2013
Buildings under deemed landlord financing	$14,750	$16,150
Leasehold improvements	58,584	50,587
Machinery and equipment	14,505	12,399
Furniture and fixtures	3,067	2,669
Automobiles	2,678	2,282
Computer equipment	3,850	3,395
Construction in progress	5,184	6,257
Total Property and equipment, gross	102,618	93,739
Less: Accumulated depreciation	(17,283)	(15,110)
Total Property and equipment, net	$85,335	$78,629

Accrued expenses and other consisted of the following (in thousands):

	April 21, 2014	December 30, 2013
Accrued payroll and payroll taxes	$2,557	$2,417
Accrued capital purchases	1,998	1,185
Sales tax payable	1,010	805
Gift certificate payable	394	600
Other accrued expenses	2,383	1,415
Total Accrued expenses and other	$8,342	$6,422